Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS — 61.3%
	CORPORATE — 61.3%
	BASIC MATERIALS — 4.4%
	Ferroglobe PLC
87,095	9.375%, 12/31/2025[3,7]	88,837
	First Quantum Minerals Ltd
50,000	7.500%, 4/1/2025[3,7,8]	49,269
	SCIL IV LLC
100,000	9.500%, 7/15/2028[3]	117,149
		255,255
	COMMUNICATIONS — 13.1%
	Altice France SA
100,000	8.125%, 2/1/2027[3,7,8]	89,453
	Directv Financing LLC
145,000	5.875%, 8/15/2027[3,8]	138,301
50,000	8.875%, 2/1/2030[3,8]	51,106

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
	DISH Network Corp.
100,000	11.750%, 11/15/2027[3,8]	$104,247
	Hughes Satellite Systems Corp.
125,000	5.250%, 8/1/2026	105,740
	Qwest Corp.
112,000	7.250%, 9/15/2025	109,810
	Uber Technologies Inc
157,000	8.000%, 11/1/2026[3,8]	159,974
		758,631
	CONSUMER, CYCLICAL — 15.3%
	Allegiant Travel Co.
75,000	7.250%, 8/15/2027[3,8]	73,379
	DraftKings Holdings, Inc.
75,000	0.000%, 3/15/2028[9]	63,375
	Evergreen Acqco 1 LP / TVI, Inc.
75,000	9.750%, 4/26/2028[3,8]	79,930
	LSF9 Atlantis Holdings LLC / Victra Finance Corp.
150,000	7.750%, 2/15/2026[3,8]	144,747
	Neiman Marcus Group LLC
50,000	7.125%, 4/1/2026[3,8]	48,811
	QVC, Inc.
200,000	4.750%, 2/15/2027[3]	167,265
	Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
124,000	10.931% (6-Month USD Libor+562.5 basis points), 10/15/2026[3,4,8]	125,085
	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
13,000	8.000%, 9/20/2025[3,7,8]	8,498
137,000	8.000%, 9/20/2025[3,7,8]	89,550
	United Airlines, Inc.
88,000	4.375%, 4/15/2026[3,8]	85,067
		885,707
	CONSUMER, NON-CYCLICAL — 4.6%
	Herbalife Nutrition Ltd. / HLF Financing, Inc.
43,000	7.875%, 9/1/2025[3,7,8]	42,876
131,000	4.875%, 6/1/2029[3,8]	102,489
	Kehe Distributors, LLC
25,000	9.000%, 2/15/2029[3,8]	25,288
	Providence Service Corp.
100,000	5.875%, 11/15/2025[3,8]	99,392
		270,045
	ENERGY — 6.3%
	CITGO Petroleum Corp.
112,000	6.375%, 6/15/2026[3,8]	111,911

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
14,000	8.375%, 1/15/2029[3,8]	$14,545
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
100,000	7.125%, 6/1/2028[3,8]	95,408
	Energy Ventures Gom LLC / EnVen Finance Corp.
90,000	11.750%, 4/15/2026[3,8]	93,664
	Enviva Partners LP / Enviva Partners Finance Corp.
100,000	6.500%, 1/15/2026[3,8]	37,550
	Talos Production, Inc.
10,000	9.000%, 2/1/2029[3,8]	10,143
		363,221
	FINANCIAL — 11.4%
	Avation Capital SA
75,937	9.000%, 10/31/2026[3,7,8]	65,102
	BGC Group, Inc.
75,000	8.000%, 5/25/2028[3]	79,360
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
140,000	5.250%, 5/15/2027[3]	126,048
160,000	9.750%, 1/15/2029[3,8]	164,234
	Service Properties Trust
100,000	7.500%, 9/15/2025[3]	101,587
	StoneX Group, Inc.
125,000	8.625%, 6/15/2025[3,8]	126,417
		662,748
	INDUSTRIAL — 3.1%
	Likewize Corp.
50,000	9.750%, 10/15/2025[3,8]	50,683
	Manitowoc Co., Inc.
130,000	9.000%, 4/1/2026[3,8]	130,013
		180,696
	TECHNOLOGY — 2.2%
	Consensus Cloud Solutions, Inc.
50,000	6.500%, 10/15/2028[3,8]	44,922
	NCR Atleos Escrow Corp.
75,000	9.500%, 4/1/2029[3,8]	80,514
		125,436

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES — 0.9%
	Evergy, Inc.
50,000	4.500%, 12/15/2027[8,9]	$50,900
	TOTAL CORPORATE
	(Cost $3,522,354)	3,552,639

	TOTAL BONDS
	(Cost $3,522,354)	3,552,639

Number of Shares
	COMMON STOCKS — 1.9%
	TECHNOLOGY — 1.9%
3,606	Diebold Nixdorf, Inc.	109,622
	TOTAL COMMON STOCKS
	(Cost $52,540)	109,622

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 3.6%
	CORPORATE — 3.6%
	COMMUNICATIONS — 1.9%
	DISH Network Corp.
155,000	0.000%, 12/15/2025[9]	111,058
	UTILITIES — 1.7%
	American Water Capital Corp.
100,000	3.625%, 6/15/2026[8,9]	98,800
	TOTAL CORPORATE
	(Cost $199,297)	209,858

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $199,297)	209,858

Principal Amount[1]		Value
	LEVERAGED LOANS — 23.1%
	AP Core Holdings II LLC
140,000	10.933% (1-Month USD Libor+550 basis points), 9/1/2027[2,3,4]	$137,485
	ASP LS Acquisition Corp.
75,000	10.396% (3-Month Term SOFR+450 basis points), 5/7/2028[2,3,4,5,6]	68,572
	Asurion LLC
125,000	10.404% (1-Month USD Libor+525 basis points), 2/3/2028[2,3,4]	120,089
	Diebold Nixdorf, Inc.
130,000	11.500% (1-Month Term SOFR+750 basis points), 8/11/2028[2,3,4]	134,604
	DS Parent, Inc.
100,000	9.463% (1-Month Term SOFR+550 basis points), 12/16/2030[2,3,4,5,6]	98,500
	EG America LLC
100,000	0.000% (1-Month Term SOFR+425 basis points), 3/12/2026[2,3,4,5,6]	100,062
	Enviva, Inc.
100,000	0.000% (1-Month Term SOFR+225 basis points), 6/30/2027[2,4,5,6]	92,000
	Franchise Group, Inc.
100,000	10.437% (3-Month Term SOFR+475 basis points), 3/10/2026[2,3,4]	85,187
	Radiology Partners, Inc.
50,892	9.433% (1-Month Term SOFR+425 basis points), 7/9/2025[2,3,4]	45,358
	Spirit AeroSystems, Inc.
99,496	0.000% (1-Month Term SOFR+450 basis points), 1/15/2027[2,3,4]	99,652
	Taboola, Inc.
112,589	9.441% (1-Month USD Libor+400 basis points), 9/1/2028[2,3,4]	112,519
	Tutor Perini Corp.
99,139	4.750% (1-Month Term SOFR+475 basis points), 8/18/2027[2,3,4]	97,374
	Viasat, Inc.
99,495	9.826% (1-Month Term SOFR+450 basis points), 3/4/2029[2,3,4]	98,135
49,875	9.938% (1-Month Term SOFR+450 basis points), 5/30/2030[2,3,4]	49,127
	TOTAL LEVERAGED LOANS
	(Cost $1,281,103)	1,338,664

Number of Shares
	SHORT-TERM INVESTMENTS — 15.1%
876,623	Fidelity Institutional Government Portfolio Class I, 5.14%[10]	$876,623
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $876,623)	876,623

	TOTAL INVESTMENTS — 105.0%
	(Cost $5,931,917)	$6,087,406
	Liabilities in Excess of Other Assets — (5.0)%	(289,619)
	TOTAL NET ASSETS — 100.0%	$5,797,787

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Denotes investments purchased on a when-issued or delayed delivery basis.
[6]	All or a portion of the loan is unfunded.
[7]	Foreign security denominated in U.S. dollars.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,692,268, which represents 46.44% of Net Assets.
[9]	Convertible security.
[10]	The rate is the annualized seven-day yield at period end.

Arena Strategic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At January 31, 2024	Unrealized Appreciation (Depreciation)
Euro	Pershing, LLC.	EUR per USD	3/27/2024	(110,000)	$(122,190)	$(119,160)	$3,030
					(122,190)	(119,160)	3,030
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(122,190)	$(119,160)	$3,030

EUR – Euro